Equity (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Common Stock

As of June 30, 2020, the Company had an aggregate of 60,206,508 shares of $0.01 par value common stock outstanding (dollars in thousands):

	Shares Issued	Gross Proceeds
Shares issued through initial public offering	55,791,297	$556,197
Shares issued through stock distributions	246,365	—
Shares issued through distribution reinvestment plan	10,197,719	88,479
Advisor's initial investment, net of 5,000 share conversion	15,000	150
Total	66,250,381	$644,826
Shares redeemed and retired	(6,043,873)
Total shares outstanding	60,206,508

During the six months ended June 30, 2020, the Company redeemed shares as follows (in thousands, except per share data):

Month	Total Number of Shares Redeemed	Average Price Paid per Share	Cumulative Number of Shares Purchased as Part of a Publicly Announced Plan or Program (1)
January 2020	—	$—	—
February 2020	—	$—	—
March 2020	140	$8.77	140
April 2020	—	$—	—
May 2020	—	$—	—
June 2020	120	$9.08	260

(1)	All purchases of equity securities by the Company in the three months ended June 30, 2020 were made pursuant to the Company's share redemption program.

As of December 31, 2019, the Company had an aggregate of 60,094,623 shares of $0.01 par value common stock outstanding, including the Advisor's additional purchase of 117,778 shares of common stock for $1.1 million, as follows (dollars in thousands):

	Shares	Gross Proceeds
Shares issued through initial public offering	55,791,297	$556,197
Shares issued through stock distributions	246,365	—
Shares issued through distribution reinvestment plan	9,826,431	85,348
Advisor's initial investment, net of 5,000 share conversion	15,000	150
Total	65,879,093	$641,695
Shares redeemed and retired	(5,784,470)
Total shares outstanding	60,094,623

During the year ended December 31, 2019, the Company redeemed shares of common stock as follows (in thousands, except per share data):

Period	Total Number of Shares Redeemed (1)	Average Price Paid per Share	Cumulative Number of Shares Purchased as Part of a Publicly Announced Plan or Program (2)	Approximate Dollar Value of Shares Available That May Yet Be Redeemed Under the Program
January 2019	—	$—	—	(2)
February 2019	—	$—	—	(2)
March 2019	664	$8.97	664	(2)
April 2019	—	$—	—	(2)
May 2019	—	$—	—	(2)
June 2019	1,671	$8.34	2,335	(2)
July 2019	—	$—	—	(2)
August 2019	—	$—	—	(2)
September 2019	467	$8.36	2,802	(2)
October 2019	—	$—	—	(2)
November 2019	—	$—	—	(2)
December 2019	236	$8.33	3,038	(2)

(1)	All purchases of equity securities by the Company in the year ended December 31, 2019 were made pursuant to the Company's share redemption program.
(2)	The Company currently limits the dollar value and number of shares that may be repurchased under the program, as discussed below.

Schedule of Distributions

For the six months ended June 30, 2020, the Company paid aggregate distributions of $6.0 million, including $2.9 million of distributions paid in cash and $3.1 million of distributions reinvested in shares of common stock through the Company's distribution reinvestment plan, as follows (in thousands):

Authorization Date	Per Common Share per day	Record Dates	Distribution Date	Distributions reinvested in shares of Common Stock	Net Cash Distributions	Total Aggregate Distributions
December 11, 2019	$0.001095890	December 31, 2019 through January 30, 2020	January 31, 2020	$1,074	$968	$2,042
December 11, 2019	$0.001095890	January 31, 2020 through February 27, 2020	February 28, 2020	$965	$883	$1,848
December 11, 2019	$0.001095890	February 28, 2020 through March 30, 2020	March 31, 2020	$1,092	$1,022	$2,114
				$3,131	$2,873	$6,004

The following is a reconciliation of total aggregate distributions paid to total distributions declared for the six months ended June 30, 2020 (in thousands):

Total aggregate distributions paid	$6,004
Less: distributions payable at December 31, 2019	(5,993)
Add: distributions payable at June 30, 2020	—
True-up of prior year cash distributions declared	$11

For the year ended December 31, 2019, the Company paid aggregate distributions of $27.2 million including $12.5 million of distributions paid in cash and $14.7 million of distributions reinvested in shares of common stock through the Company's distribution reinvestment plan, as follows (in thousands):

Authorization Date	Per Common Share	Record Dates	Distribution Date	Distributions reinvested in shares of Common Stock	Net Cash Distributions	Total Aggregate Distributions
December 14, 2018	$0.00164384	December 29, 2018 through January 30, 2019	January 31, 2019	$1,717	$1,412	$3,129
December 14, 2018	0.00164384	January 31, 2019 through February 27, 2019	February 28, 2019	1,553	1,281	2,834
December 14, 2018	0.00164384	February 28, 2019 through March 28, 2019	March 29, 2019	1,594	1,342	2,936
March 20, 2019	0.00109589	March 29, 2019 through April 29, 2019	April 30, 2019	1,164	985	2,149
March 20, 2019	0.00109589	April 30, 2019 through May 30, 2019	May 31, 2019	1,131	956	2,087
March 20, 2019	0.00109589	May 31, 2019 through June 27, 2019	June 28, 2019	1,012	858	1,870
June 11, 2019	0.00109589	June 28, 2019 through July 30, 2019	July 31, 2019	1,174	996	2,170
June 11, 2019	0.00109589	July 31 2019 through August 29, 2019	August 30, 2019	1,068	909	1,977
June 11, 2019	0.00109589	August 30, 2019 through September 27, 2019	September 30, 2019	1,026	881	1,907
September 10, 2019	0.00109589	September 28, 2019 through October 30, 2019	October 31, 2019	1,159	1,008	2,167
September 10, 2019	0.00109589	October 31, 2019 through November 26, 2019	November 27, 2019	944	834	1,778
September 10, 2019	0.00109589	November 27, 2019 through December 30, 2019	December 31, 2019	1,182	1,057	2,239
				$14,724	$12,519	$27,243

The following is a reconciliation of total aggregate distributions paid to total distributions declared for the year ended December 31, 2019 (in thousands):

Total aggregate distributions paid	$27,243
Less: distribution payable at December 31, 2018	(8,878)
Add: distribution payable at December 31, 2019	5,993
Total distributions declared	$24,358